Distribution Date:	12/17/21	Wells Fargo Commercial Mortgage Trust 2018-C48
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C48

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001RAS8	3.378000%	18,490,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001RAT6	4.224000%	36,431,000.00	18,491,790.27	427,005.64	65,091.10	0.00	0.00	492,096.74	18,064,784.63	31.39%	30.00%
A-3	95001RAU3	4.024000%	23,767,000.00	23,767,000.00	0.00	79,698.67	0.00	0.00	79,698.67	23,767,000.00	31.39%	30.00%
A-SB	95001RAV1	4.245000%	32,713,000.00	32,713,000.00	0.00	115,722.24	0.00	0.00	115,722.24	32,713,000.00	31.39%	30.00%
A-4	95001RAW9	4.037000%	198,000,000.00	198,000,000.00	0.00	666,105.00	0.00	0.00	666,105.00	198,000,000.00	31.39%	30.00%
A-5	95001RAX7	4.302000%	274,352,000.00	274,352,000.00	0.00	983,551.92	0.00	0.00	983,551.92	274,352,000.00	31.39%	30.00%
A-S	95001RBA6	4.703000%	59,418,000.00	59,418,000.00	0.00	232,869.04	0.00	0.00	232,869.04	59,418,000.00	23.93%	22.88%
B	95001RBB4	4.904000%	40,654,000.00	40,654,000.00	0.00	166,139.35	0.00	0.00	166,139.35	40,654,000.00	18.83%	18.00%
C	95001RBC2	5.137185%	38,570,000.00	38,570,000.00	0.00	165,117.69	0.00	0.00	165,117.69	38,570,000.00	13.99%	13.38%
D	95001RAC3	3.000000%	31,848,000.00	31,848,000.00	0.00	79,620.00	0.00	0.00	79,620.00	31,848,000.00	10.00%	9.56%
E-RR	95001RAE9	5.137185%	14,018,000.00	14,018,000.00	0.00	60,010.88	0.00	0.00	60,010.88	14,018,000.00	8.24%	7.88%
F-RR	95001RAG4	5.137185%	20,848,000.00	20,848,000.00	0.00	89,250.03	0.00	0.00	89,250.03	20,848,000.00	5.62%	5.38%
G-RR	95001RAJ8	5.137185%	9,382,000.00	9,382,000.00	0.00	40,164.22	0.00	0.00	40,164.22	9,382,000.00	4.45%	4.25%
H-RR*	95001RAL3	5.137185%	35,442,944.00	35,442,944.00	0.00	142,443.22	0.00	0.00	142,443.22	35,442,944.00	0.00%	0.00%
V	95001RAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001RAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			833,933,944.00	797,504,734.27	427,005.64	2,885,783.36	0.00	0.00	3,312,789.00	797,077,728.63

Notional Certificates
X-A	95001RAY5	0.949165%	583,753,000.00	547,323,790.27	0.00	432,917.36	0.00	0.00	432,917.36	546,896,784.63
X-B	95001RAZ2	0.254456%	138,642,000.00	138,642,000.00	0.00	29,398.59	0.00	0.00	29,398.59	138,642,000.00
X-D	95001RAA7	2.137185%	31,848,000.00	31,848,000.00	0.00	56,720.89	0.00	0.00	56,720.89	31,848,000.00
Notional SubTotal			754,243,000.00	717,813,790.27	0.00	519,036.84	0.00	0.00	519,036.84	717,386,784.63

Deal Distribution Total					427,005.64	3,404,820.20	0.00	0.00	3,831,825.84

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001RAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001RAT6	507.58393319	11.72094205	1.78669540	0.00000000	0.00000000	0.00000000	0.00000000	13.50763745	495.86299113
A-3	95001RAU3	1,000.00000000	0.00000000	3.35333319	0.00000000	0.00000000	0.00000000	0.00000000	3.35333319	1,000.00000000
A-SB	95001RAV1	1,000.00000000	0.00000000	3.53750008	0.00000000	0.00000000	0.00000000	0.00000000	3.53750008	1,000.00000000
A-4	95001RAW9	1,000.00000000	0.00000000	3.36416667	0.00000000	0.00000000	0.00000000	0.00000000	3.36416667	1,000.00000000
A-5	95001RAX7	1,000.00000000	0.00000000	3.58500000	0.00000000	0.00000000	0.00000000	0.00000000	3.58500000	1,000.00000000
A-S	95001RBA6	1,000.00000000	0.00000000	3.91916658	0.00000000	0.00000000	0.00000000	0.00000000	3.91916658	1,000.00000000
B	95001RBB4	1,000.00000000	0.00000000	4.08666675	0.00000000	0.00000000	0.00000000	0.00000000	4.08666675	1,000.00000000
C	95001RBC2	1,000.00000000	0.00000000	4.28098756	0.00000000	0.00000000	0.00000000	0.00000000	4.28098756	1,000.00000000
D	95001RAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001RAE9	1,000.00000000	0.00000000	4.28098730	0.00000000	0.00000000	0.00000000	0.00000000	4.28098730	1,000.00000000
F-RR	95001RAG4	1,000.00000000	0.00000000	4.28098762	0.00000000	0.00000000	0.00000000	0.00000000	4.28098762	1,000.00000000
G-RR	95001RAJ8	1,000.00000000	0.00000000	4.28098700	0.00000000	0.00000000	0.00000000	0.00000000	4.28098700	1,000.00000000
H-RR	95001RAL3	1,000.00000000	0.00000000	4.01894436	0.26204313	4.93403483	0.00000000	0.00000000	4.01894436	1,000.00000000
V	95001RAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001RAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001RAY5	937.59482225	0.00000000	0.74161051	0.00000000	0.00000000	0.00000000	0.00000000	0.74161051	936.86333883
X-B	95001RAZ2	1,000.00000000	0.00000000	0.21204678	0.00000000	0.00000000	0.00000000	0.00000000	0.21204678	1,000.00000000
X-D	95001RAA7	1,000.00000000	0.00000000	1.78098750	0.00000000	0.00000000	0.00000000	0.00000000	1.78098750	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	65,091.10	0.00	65,091.10	0.00	0.00	0.00	65,091.10	0.00
A-3	11/01/21 - 11/30/21	30	0.00	79,698.67	0.00	79,698.67	0.00	0.00	0.00	79,698.67	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	115,722.24	0.00	115,722.24	0.00	0.00	0.00	115,722.24	0.00
A-4	11/01/21 - 11/30/21	30	0.00	666,105.00	0.00	666,105.00	0.00	0.00	0.00	666,105.00	0.00
A-5	11/01/21 - 11/30/21	30	0.00	983,551.92	0.00	983,551.92	0.00	0.00	0.00	983,551.92	0.00
X-A	11/01/21 - 11/30/21	30	0.00	432,917.36	0.00	432,917.36	0.00	0.00	0.00	432,917.36	0.00
X-B	11/01/21 - 11/30/21	30	0.00	29,398.59	0.00	29,398.59	0.00	0.00	0.00	29,398.59	0.00
A-S	11/01/21 - 11/30/21	30	0.00	232,869.04	0.00	232,869.04	0.00	0.00	0.00	232,869.04	0.00
B	11/01/21 - 11/30/21	30	0.00	166,139.35	0.00	166,139.35	0.00	0.00	0.00	166,139.35	0.00
C	11/01/21 - 11/30/21	30	0.00	165,117.69	0.00	165,117.69	0.00	0.00	0.00	165,117.69	0.00
X-D	11/01/21 - 11/30/21	30	0.00	56,720.89	0.00	56,720.89	0.00	0.00	0.00	56,720.89	0.00
D	11/01/21 - 11/30/21	30	0.00	79,620.00	0.00	79,620.00	0.00	0.00	0.00	79,620.00	0.00
E-RR	11/01/21 - 11/30/21	30	0.00	60,010.88	0.00	60,010.88	0.00	0.00	0.00	60,010.88	0.00
F-RR	11/01/21 - 11/30/21	30	0.00	89,250.03	0.00	89,250.03	0.00	0.00	0.00	89,250.03	0.00
G-RR	11/01/21 - 11/30/21	30	0.00	40,164.22	0.00	40,164.22	0.00	0.00	0.00	40,164.22	0.00
H-RR	11/01/21 - 11/30/21	30	164,883.28	151,730.80	0.00	151,730.80	9,287.58	0.00	0.00	142,443.22	174,876.72
Totals			164,883.28	3,414,107.78	0.00	3,414,107.78	9,287.58	0.00	0.00	3,404,820.20	174,876.72

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	Additional Information
Total Available Distribution Amount (1)	3,831,825.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,426,152.19	Master Servicing Fee	4,884.87
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,292.53
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	332.29
ARD Interest	0.00	Operating Advisor Fee	1,012.11
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	232.61
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,426,152.19	Total Fees	12,044.40

Principal		Expenses/Reimbursements
Scheduled Principal	427,005.64	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,777.08
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,510.50
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	427,005.64	Total Expenses/Reimbursements	9,287.58

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,404,820.20
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	427,005.64
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,831,825.84
Total Funds Collected	3,853,157.83	Total Funds Distributed	3,853,157.82

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	797,504,734.43	797,504,734.43	Beginning Certificate Balance	797,504,734.27
(-) Scheduled Principal Collections	427,005.64	427,005.64	(-) Principal Distributions	427,005.64
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	797,077,728.79	797,077,728.79	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	797,504,734.40	797,504,734.40	Ending Certificate Balance	797,077,728.63
Ending Actual Collateral Balance	797,077,728.76	797,077,728.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	1	1,498,373.55	0.19%	83	5.5500	3.294700	1.30 or less	5	125,698,729.57	15.77%	83	5.2551	0.547584
2,000,001 to 3,000,000	1	2,143,628.60	0.27%	79	5.4000	1.789500	1.31 to 1.40	2	30,217,417.42	3.79%	83	5.7238	1.399084
3,000,001 to 4,000,000	4	14,378,627.17	1.80%	84	5.0874	2.892519	1.41 to 1.50	5	83,018,855.73	10.42%	81	5.3288	1.451095
4,000,001 to 5,000,000	2	9,282,322.53	1.16%	83	5.3300	1.641888	1.51 to 1.75	14	251,732,228.83	31.58%	81	5.1513	1.609082
5,000,001 to 6,000,000	5	29,285,277.64	3.67%	83	5.2324	2.280821	1.76 to 2.00	13	166,501,948.49	20.89%	83	4.9944	1.922370
6,000,001 to 7,000,000	3	20,223,080.55	2.54%	83	5.4279	1.748875	2.01 to 2.25	3	33,096,270.39	4.15%	57	5.0706	2.134043
7,000,001 to 8,000,000	4	29,651,539.26	3.72%	83	5.5049	1.728280	2.26 to 2.50	4	68,000,000.00	8.53%	83	5.0126	2.417383
8,000,001 to 9,000,000	1	8,700,000.00	1.09%	84	5.1450	2.248500	2.51 to 2.75	3	17,635,277.64	2.21%	83	5.1311	2.622083
9,000,001 to 10,000,000	2	19,140,517.37	2.40%	51	4.6639	2.120263	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	11	137,722,623.31	17.28%	76	5.1650	1.808404	3.01 or greater	4	21,177,000.72	2.66%	83	4.9915	3.585208
15,000,001 to 20,000,000	5	92,316,919.94	11.58%	81	5.0991	1.712777	Totals	53	797,077,728.79	100.00%	81	5.1552	1.648381
20,000,001 to 30,000,000	10	259,191,780.29	32.52%	83	5.2235	1.254701
30,000,001 to 50,000,000	3	107,443,038.58	13.48%	83	5.0363	1.844014
50,000,001 or greater	1	66,100,000.00	8.29%	84	4.9810	1.576700
Totals	53	797,077,728.79	100.00%	81	5.1552	1.648381
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	2,143,628.60	0.27%	79	5.4000	1.789500	Tennessee	5	106,043,279.21	13.30%	79	5.1458	0.596816
Arizona	3	16,628,627.17	2.09%	82	4.7686	2.289760	Texas	5	25,752,073.84	3.23%	84	5.4284	1.559105
Arkansas	1	11,747,689.08	1.47%	84	5.4600	1.410500	Virginia	4	32,788,791.10	4.11%	64	4.8218	1.562356
California	7	54,242,496.16	6.81%	84	5.0773	2.230362	Washington	1	3,500,000.00	0.44%	83	5.2600	1.714900
Colorado	2	9,237,115.63	1.16%	82	5.3862	2.338428	Wisconsin	1	1,335,264.68	0.17%	81	5.1500	0.192400
Connecticut	3	34,300,000.00	4.30%	83	5.5590	1.585866	Totals	87	797,077,728.79	100.00%	81	5.1552	1.648381
Delaware	1	28,000,000.00	3.51%	80	4.2775	1.627600
									Property Type³
Florida	4	100,480,905.92	12.61%	83	4.8184	1.825409
Georgia	8	116,372,316.23	14.60%	79	5.2191	1.877709		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	5	16,796,664.59	2.11%	83	5.5276	1.297876		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	16,000,000.00	2.01%	83	5.9800	0.613700	Industrial	9	149,888,819.99	18.80%	81	5.1868	1.634803
Iowa	1	2,678,430.34	0.34%	81	5.1500	0.192400	Lodging	29	144,298,731.47	18.10%	82	5.2105	0.536489
Kansas	4	3,128,785.81	0.39%	81	5.1500	0.192400	Mixed Use	1	5,900,000.00	0.74%	84	5.2450	1.709300
Kentucky	1	7,522,257.09	0.94%	84	5.5950	1.613700	Multi-Family	11	127,103,772.08	15.95%	82	5.4731	1.525819
Maryland	3	7,466,898.40	0.94%	83	5.2281	1.029440	Office	10	156,081,513.75	19.58%	80	5.0587	1.999903
Massachusetts	2	44,516,909.88	5.59%	83	4.9090	1.900772	Retail	18	166,849,803.38	20.93%	79	4.9072	1.772366
Michigan	4	26,883,158.24	3.37%	79	5.3184	1.605573	Self Storage	9	46,955,088.12	5.89%	83	5.2146	2.248792
Mississippi	1	1,785,620.26	0.22%	81	5.1500	0.192400	Totals	87	797,077,728.79	100.00%	81	5.1552	1.648381
Missouri	3	7,308,401.34	0.92%	81	5.1500	0.192400
New Jersey	2	40,390,959.09	5.07%	82	5.6013	1.486143
New York	1	21,330,000.00	2.68%	83	5.3150	1.427300
North Carolina	3	7,709,260.61	0.97%	83	5.2308	1.058789
Oklahoma	5	22,751,972.87	2.85%	83	5.4365	1.761500
Pennsylvania	3	22,236,222.65	2.79%	83	5.2107	1.786313
Rhode Island	1	6,000,000.00	0.75%	83	5.1200	2.587300

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.250% or less	1	20,000,000.00	2.51%	79	4.1212	1.886900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	37,140,517.37	4.66%	64	4.2727	1.651989	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	18	319,320,947.95	40.06%	84	5.2496	1.629252
	4.751% to 5.000%	10	197,687,350.57	24.80%	83	4.9328	1.959229	37 months to 48 months	35	477,756,780.84	59.94%	79	5.0921	1.661166
	5.001% to 5.250%	17	261,645,693.70	32.83%	79	5.1278	1.518579	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	11	155,126,138.88	19.46%	83	5.3760	1.570079	Totals	53	797,077,728.79	100.00%	81	5.1552	1.648381
	5.501% to 5.750%	10	95,922,993.36	12.03%	83	5.6346	1.628279
	5.751% or more	2	29,555,034.91	3.71%	83	5.9800	1.028583
	Totals	53	797,077,728.79	100.00%	81	5.1552	1.648381
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	33,536,787.76	4.21%	39	4.8298	1.993329	Interest Only	22	376,509,000.00	47.24%	81	4.9718	1.590335
61 months to 84 months		50	763,540,941.03	95.79%	83	5.1695	1.633230	263 months or less	3	36,396,970.20	4.57%	82	5.4726	1.468894
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	264 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	797,077,728.79	100.00%	81	5.1552	1.648381	301 months or greater	28	384,171,758.59	48.20%	81	5.3049	1.722274
								Totals	53	797,077,728.79	100.00%	81	5.1552	1.648381
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	30,000,000.00	3.76%	82	5.0350	2.480000				None
	12 months or less	49	739,147,728.79	92.73%	81	5.1578	1.618511
	13 months to 24 months	2	27,930,000.00	3.50%	83	5.2169	1.545618
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	797,077,728.79	100.00%	81	5.1552	1.648381
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100935	IN	Miami	FL	Actual/360	4.981%	274,370.08	0.00	0.00	N/A	12/06/28	--	66,100,000.00	66,100,000.00	12/06/21
2	301741335	LO	Nashville	TN	Actual/360	5.035%	125,875.00	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	12/06/21
2A	301741338				Actual/360	5.035%	83,916.67	0.00	0.00	N/A	10/06/28	--	20,000,000.00	20,000,000.00	12/06/21
2B	301741340				Actual/360	5.035%	41,958.33	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	12/06/21
3	310947062	RT	Various	Various	Actual/360	5.250%	167,855.91	53,025.57	0.00	N/A	12/11/28	--	38,367,064.15	38,314,038.58	12/11/21
4	301741343	OF	Watertown	MA	Actual/360	4.857%	156,350.88	0.00	0.00	N/A	11/06/28	--	38,629,000.00	38,629,000.00	12/06/21
5	301741346	OF	Alpharetta	GA	Actual/360	4.995%	126,956.25	0.00	0.00	N/A	11/06/28	--	30,500,000.00	30,500,000.00	12/06/21
6	310947399	LO	Various	Various	Actual/360	5.150%	128,750.00	0.00	0.00	N/A	09/11/28	--	30,000,000.00	30,000,000.00	12/11/21
7	301741354	RT	Franklin Park	NJ	Actual/360	5.410%	121,286.56	66,824.21	0.00	10/06/28	12/06/30	--	26,902,748.39	26,835,924.18	12/06/21
8	883100900	RT	Newark	DE	Actual/360	4.277%	99,808.33	0.00	0.00	N/A	08/01/28	--	28,000,000.00	28,000,000.00	12/01/21
9	307331097	MF	Norcross	GA	Actual/360	5.540%	124,650.00	0.00	0.00	N/A	12/06/28	--	27,000,000.00	27,000,000.00	12/06/21
10	416000267	OF	Marietta	GA	Actual/360	5.330%	110,842.08	34,021.89	0.00	N/A	12/06/28	--	24,955,064.01	24,921,042.12	12/06/21
11	416000268	IN	Memphis	TN	Actual/360	5.450%	111,703.05	32,848.86	0.00	N/A	12/01/28	--	24,595,166.69	24,562,317.83	12/01/21
13	307331102	Various Various		CA	Actual/360	5.190%	102,829.87	33,196.47	0.00	N/A	12/06/28	--	23,775,692.63	23,742,496.16	12/06/21
14	321080014	IN	Danbury	CT	Actual/360	5.725%	108,775.00	0.00	0.00	N/A	11/06/28	--	22,800,000.00	22,800,000.00	12/06/21
15	416000265	MF	Brooklyn	NY	Actual/360	5.315%	94,474.12	0.00	0.00	N/A	11/01/28	--	21,330,000.00	21,330,000.00	08/01/20
16	310946728	RT	Aventura	FL	Actual/360	4.121%	68,687.50	0.00	0.00	N/A	07/01/28	--	20,000,000.00	20,000,000.00	12/01/21
17	416000251	MF	Lansing	MI	Actual/360	5.140%	77,955.31	26,763.46	0.00	N/A	04/01/28	--	18,199,683.40	18,172,919.94	12/01/21
18	301741344	MF	Tulsa	OK	Actual/360	5.430%	82,101.60	0.00	0.00	N/A	11/06/28	--	18,144,000.00	18,144,000.00	12/06/21
19	301741342	MF	Indianapolis	IN	Actual/360	5.980%	79,733.33	0.00	0.00	N/A	11/06/28	--	16,000,000.00	16,000,000.00	08/06/21
20	883100922	LO	Virginia Beach	VA	Actual/360	4.912%	60,378.99	19,344.02	0.00	N/A	09/06/28	--	14,749,067.42	14,729,723.40	12/06/21
21	883100933	OF	Marietta	GA	Actual/360	5.001%	59,595.25	0.00	0.00	11/05/25	11/05/28	--	14,300,000.00	14,300,000.00	12/05/21
22	301741331	LO	Vineland	NJ	Actual/360	5.980%	67,632.59	16,722.82	0.00	N/A	10/06/28	--	13,571,757.73	13,555,034.91	12/06/21
23	301741327	OF	Yardley	PA	Actual/360	5.260%	55,567.06	17,682.02	0.00	N/A	10/06/28	--	12,676,896.56	12,659,214.54	12/06/21
24	410947371	IN	Vernon	CA	Actual/360	5.000%	54,166.67	0.00	0.00	N/A	12/11/28	--	13,000,000.00	13,000,000.00	12/11/21
25	321080025	OF	Various	AZ	Actual/360	4.755%	50,918.12	0.00	0.00	N/A	10/06/28	--	12,850,000.00	12,850,000.00	12/06/21
26	307331103	MF	North Little Rock	AR	Actual/360	5.460%	53,514.57	13,753.97	0.00	N/A	12/06/28	--	11,761,443.05	11,747,689.08	12/06/21
27	301741347	RT	Vero Beach	FL	Actual/360	5.018%	49,761.83	0.00	0.00	N/A	11/06/28	--	11,900,000.00	11,900,000.00	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	310947522	LO	Franklin	TN	Actual/360	5.110%	48,548.52	16,135.64	0.00	N/A	12/11/28	--	11,400,826.63	11,384,690.99	12/11/21
29	301741355	RT	Windsor	CT	Actual/360	5.230%	50,120.83	0.00	0.00	N/A	12/06/28	--	11,500,000.00	11,500,000.00	12/06/21
30	883100930	IN	Jefferson City	TN	Actual/360	5.105%	43,005.15	12,678.70	0.00	N/A	11/06/25	--	10,108,949.09	10,096,270.39	12/06/21
31	883100955	RT	Fairfax	VA	Actual/360	4.258%	32,479.70	12,990.61	0.00	N/A	05/10/23	--	9,153,507.98	9,140,517.37	12/10/21
32	301741350	OF	East Norriton Townshi	PA	Actual/360	5.145%	37,301.25	0.00	0.00	N/A	12/06/28	--	8,700,000.00	8,700,000.00	12/06/21
33	416000264	LO	McKinney	TX	Actual/360	5.720%	35,422.98	13,976.48	0.00	N/A	11/01/28	--	7,431,393.90	7,417,417.42	12/01/21
34	301741356	OF	Louisville	KY	Actual/360	5.595%	35,113.46	8,779.47	0.00	N/A	12/06/28	--	7,531,036.56	7,522,257.09	12/06/21
35	410947497	SS	Buellton	CA	Actual/360	4.995%	31,218.75	0.00	0.00	N/A	11/11/28	--	7,500,000.00	7,500,000.00	12/11/21
36	416000270	LO	Sterling Heights	MI	Actual/360	5.720%	34,420.43	9,204.70	0.00	N/A	12/01/28	--	7,221,069.45	7,211,864.75	12/01/21
37	301741349	MF	Normal	IL	Actual/360	5.750%	33,242.19	7,243.18	0.00	N/A	11/06/28	--	6,937,500.00	6,930,256.82	12/06/21
38	410947557	SS	Various	Various	Actual/360	5.615%	31,350.42	7,176.27	0.00	N/A	11/11/28	--	6,700,000.00	6,692,823.73	12/11/21
39	410945757	IN	Newnan	GA	Actual/360	4.900%	26,950.00	0.00	0.00	N/A	11/11/28	--	6,600,000.00	6,600,000.00	12/11/21
40	410947353	SS	Ojai	CA	Actual/360	5.040%	25,200.00	0.00	0.00	N/A	11/11/28	--	6,000,000.00	6,000,000.00	12/11/21
41	301741348	OF	Providence	RI	Actual/360	5.120%	25,600.00	0.00	0.00	N/A	11/06/28	--	6,000,000.00	6,000,000.00	12/06/21
42	883100934	MU	Pasadena	TX	Actual/360	5.245%	25,787.92	0.00	0.00	N/A	12/06/28	--	5,900,000.00	5,900,000.00	12/06/21
43	600947466	SS	Joliet	IL	Actual/360	5.530%	26,497.92	0.00	0.00	N/A	11/11/28	--	5,750,000.00	5,750,000.00	12/11/21
44	301741333	MF	Parachute	CO	Actual/360	5.240%	24,636.73	6,720.85	0.00	N/A	10/06/28	--	5,641,998.49	5,635,277.64	12/06/21
45	410947387	RT	Marietta	GA	Actual/360	5.330%	21,935.89	6,340.44	0.00	N/A	11/11/28	--	4,938,662.97	4,932,322.53	12/11/21
46	307331092	RT	Georgetown	TX	Actual/360	5.330%	19,321.25	0.00	0.00	N/A	11/06/28	--	4,350,000.00	4,350,000.00	12/06/21
47	410947336	SS	Paso Robles	CA	Actual/360	4.870%	16,233.33	0.00	0.00	N/A	12/11/28	--	4,000,000.00	4,000,000.00	12/11/21
48	410947031	RT	Phoenix	AZ	Actual/360	4.815%	15,184.33	5,628.34	0.00	N/A	12/11/28	--	3,784,255.51	3,778,627.17	12/11/21
49	410947115	RT	Port Angeles	WA	Actual/360	5.260%	15,341.67	0.00	0.00	N/A	11/11/28	--	3,500,000.00	3,500,000.00	12/11/21
50	410945972	RT	Dallas	TX	Actual/360	5.505%	14,221.25	0.00	0.00	N/A	12/11/28	--	3,100,000.00	3,100,000.00	12/11/21
51	416000257	MF	Mobile	AL	Actual/360	5.400%	9,665.77	4,321.22	0.00	N/A	07/01/28	--	2,147,949.82	2,143,628.60	12/01/21
52	410945156	RT	Troy	MI	Actual/360	5.550%	6,937.50	1,626.45	0.00	N/A	11/11/28	--	1,500,000.00	1,498,373.55	12/11/21
Totals							3,426,152.19	427,005.64	0.00				797,504,734.43	797,077,728.79
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,285,423.02	4,389,721.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	570,898.34	0.00	--	--	--	0.00	32,485.42	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	21,656.95	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	10,828.47	0.00	0.00	0.00	0.00
3	3,350,999.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,724,495.60	3,026,713.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,303,899.33	2,984,617.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,560,330.53	4,210,021.43	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,408,058.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	41,249,183.40	29,519,520.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,360,723.87	2,027,957.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,421,249.94	2,376,642.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,178,031.02	2,330,340.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,154,235.90	1,690,381.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,910,349.87	1,621,772.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,602,999.00	411,788.00	01/01/20	03/31/20	01/11/21	0.00	0.00	94,184.39	1,532,187.18	46,441.03	0.00
16	115,600,112.20	105,665,029.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,602,255.08	1,414,410.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,734,812.94	1,477,773.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	165,901.39	0.00
19	1,469,187.59	0.00	--	--	--	0.00	0.00	79,543.33	323,977.76	169,787.59	0.00
20	4,426,293.48	10,230,282.51	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	4,021,342.04	2,427,698.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	699,642.00	1,723,669.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,606,881.50	733,231.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,146,370.76	971,648.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	16,178,570.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,085,496.77	877,991.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,304,300.64	1,654,867.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	103,664.15	377,149.08	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,228,915.46	897,405.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,517,836.00	384,364.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	22,454,550.53	13,851,857.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,219,997.94	265,135.55	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	429,524.03	906,476.04	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	980,212.55	478,631.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	900,631.31	672,990.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	297,438.64	912,618.17	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	547,874.11	330,424.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	572,704.00	528,638.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	658,201.00	502,870.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
40	697,632.84	606,372.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	672,773.51	424,115.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	657,322.47	431,164.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	499,927.00	297,405.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	810,186.96	462,338.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	514,015.87	407,226.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	436,370.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	800,580.06	611,677.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	665,768.73	710,085.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	339,045.20	257,868.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	292,291.93	158,979.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	245,182.69	237,955.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	2,304.01	0.00
52	220,069.03	220,079.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	271,718,858.81	206,699,910.99				0.00	64,970.84	173,727.72	1,856,164.94	384,434.02	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	2	37,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.155225%	5.125393%	81
11/18/21	0	0.00	1	16,000,000.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.155308%	5.125483%	82
10/18/21	1	16,000,000.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	1	25,000,000.00	5.155373%	5.125554%	83
09/17/21	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.137288%	5.089728%	82
08/17/21	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.137359%	5.089811%	83
07/16/21	0	0.00	0	0.00	1	21,330,000.00	1	21,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.137429%	5.089894%	84
06/17/21	0	0.00	0	0.00	4	81,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.137506%	5.094839%	85
05/17/21	0	0.00	0	0.00	4	81,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.137575%	5.091436%	86
04/16/21	0	0.00	0	0.00	4	81,330,000.00	0	0.00	0	0.00	3	60,000,000.00	0	0.00	0	0.00	5.137653%	5.091522%	87
03/17/21	0	0.00	0	0.00	4	81,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.137720%	5.091598%	88
02/18/21	0	0.00	0	0.00	4	81,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.137812%	5.091700%	89
01/15/21	0	0.00	0	0.00	4	81,330,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.137879%	5.095269%	90
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	416000265	08/01/20	15	6	94,184.39	1,532,187.18	51,001.29	21,330,000.00	11/04/20	2		04/13/21
19	301741342	08/06/21	3	3	79,543.33	323,977.76	175,614.38	16,000,000.00	06/29/21	2
Totals					173,727.72	1,856,164.94	226,615.67	37,330,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		9,140,517	9,140,517		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		10,096,270	10,096,270		0	0
49 - 60 Months		0	0		0	0
> 60 Months		777,840,941	740,510,941	16,000,000		21,330,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	797,077,729	759,747,729	0	0	16,000,000	21,330,000
Nov-21	797,504,734	760,174,734	0	16,000,000	0	21,330,000
Oct-21	797,872,736	760,542,736	16,000,000	0	0	21,330,000
Sep-21	823,280,251	801,950,251	0	0	0	21,330,000
Aug-21	823,644,710	802,314,710	0	0	0	21,330,000
Jul-21	824,007,504	802,677,504	0	0	0	21,330,000
Jun-21	824,410,001	743,080,001	0	0	81,330,000	0
May-21	824,769,590	743,439,590	0	0	81,330,000	0
Apr-21	825,168,436	743,838,436	0	0	81,330,000	0
Mar-21	825,518,588	744,188,588	0	0	81,330,000	0
Feb-21	825,989,450	744,659,450	0	0	81,330,000	0
Jan-21	826,335,850	745,005,850	0	0	81,330,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	416000265	21,330,000.00	21,330,000.00	25,500,000.00	02/17/21	409,038.00	1.42730	03/31/20	11/01/28	I/O
19	301741342	16,000,000.00	16,000,000.00	48,700,000.00	05/18/18	1,194,087.59	0.61370	12/31/20	11/06/28	323
Totals		37,330,000.00	37,330,000.00	74,200,000.00		1,603,125.59

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	416000265	MF	NY	11/04/20	2
The Loan transferred to special servicing on November 4, 2020 due to Payment Default. Special Servicer has been in contact with the Mezz Lender, who has executed a PNA in order to have direct discussions on a resolution. Special Servicer is moving forwa rd with enforcements of its rights under the Loan Documents while working to document an alternative resolution with the Mezzanine Lender. Special Servicer filed for foreclosure on 4/13/2021. Mezzanine lender is moving toward a pending UCC foreclosure s ale. Borrower requested a reinstatement quote, which SS has provided.

19	301741342	MF	IN	06/29/21	2
The loan was transferred to the SS on 6/29 due to severe, unaddressed property condition issues resulting in multiple citations, potential loss of utility services in connection with an unpaid $1.2mm utility bill, the loss of the property's tax exempt sta tus and numerous life safety concerns. The SS, in cooperation with the Indiana State Attorney General's office, has initiated foreclosure and is seeking the appointment of a receiver. The parties attended a hearing for the appointment of a receiver on 8/ 31. The court has declined to rule on lender's motion for receiver and ordered the parties to attend mediation. There have been two recent fires at the Lakeside at Nora property. Lender intends to press for receiver through court mediator. Lender conti nues to underwrite a potential assumption. Third party assumptor has executed a sale contract and has indicated interest in closing in 1Q22.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	301741335	0.00	5.03500%		0.00 5.03500%	10	02/09/21	02/01/21	--
2A	301741338	0.00	5.03500%		0.00 5.03500%	10	02/09/21	02/01/21	--
2B	301741340	0.00	5.03500%		0.00 5.03500%	10	02/09/21	02/01/21	--
33	416000264	7,636,991.95	5.72000%	7,625,208.92 5.72000%		10	07/14/20	04/01/20	08/11/20
Totals		7,636,991.95		7,625,208.92
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	755.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	0.00	0.00	503.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	0.00	0.00	251.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,443.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,777.08	0.00	1,510.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,287.58

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Supplemental Notes
November 2021 - Revision
The Distribution Date Statement and all relevant reports regarding the WFCM 2018-C48 securitization have been revised to include an updated Special Servicer Fee amount.
December 2021 - Revision
The December 2021 Distribution Date Statement for the WFCM 2018-C48 securitization has been revised to include updated Prior and Cumualtive Interest Shortfall amounts.

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